TYPE                    13F-HR
PERIOD                  09/30/01
FILER
  	CIK                     0001050473
  	CCC                     rcwg$dj5
SUBMISSION-CONTACT
  	NAME                    Kenneth Culley
  	PHONE                   213-688-9671

				FORM 13F
                        	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Portfolio Advisory Services, LLC
Address: 	350 South Grand Avenue
         	Suite 1550
         	Los Angeles, CA  90071

13F File Number:  28-6586

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth A. Culley
Title:    Compliance Officer
Phone:    213-688-9671
Signature, Place, and Date of Signing:

    Kenneth A. Culley    Los Angeles, CA    October 26, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        	0

Form 13F Information Table Entry Total: 	87

Form 13F Information Table Value Total:   	$79,088,000



List of Other Included Managers: None

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc            COM              00184A105      904    17060 SH       SOLE                    16670               270
Abercrombie and Fitch Co.      COM              002896207      892    20050 SH       SOLE                    19590               320
Activision                     COM              004930202     1322    33690 SH       SOLE                    33040               450
AdvancePCS                     COM              00790K109      720    11240 SH       SOLE                    10870               250
Advanced Energy Industries Inc COM              007973100     1094    26500 SH       SOLE                    26030               330
American Eagle Outfitters Inc. COM              02553E106      716    20313 SH       SOLE                    19793               360
Americredit Corp               COM              03060R101     1270    24440 SH       SOLE                    23840               380
Ann Taylor Stores Corp.        COM              036115103      865    24160 SH       SOLE                    23630               370
Apollo Group                   COM              037604105      934    22010 SH       SOLE                    21500               350
Axcelis Technologies Inc       COM              054540109      755    51030 SH       SOLE                    50050               680
Barnes and Noble Inc.          COM              067774109      944    23990 SH       SOLE                    23490               340
Bear Stearns Companies Inc.    COM              073902108      706    11970 SH       SOLE                    11970
Bed Bath & Beyond              COM              075896100      657    21060 SH       SOLE                    20410               450
Best Buy, Inc.                 COM              086516101      894    14080 SH       SOLE                    13730               230
Borland Software Corp          COM              099849101      755    48390 SH       SOLE                    47100               890
CSG Systems Int'l Inc.         COM              126349109      930    16040 SH       SOLE                    15740               200
CV Therapeutics Inc            COM              126667104      951    16680 SH       SOLE                    16680
CYTYC Corp.                    COM              232946103      894    38800 SH       SOLE                    37780               700
Cabletron Systems, Inc.        COM              126920107      768    33600 SH       SOLE                    33600
Career Education Corp          COM              141665109     1069    17850 SH       SOLE                    17490               240
Caremark Rx Inc                COM              141705103     1008    61260 SH       SOLE                    59780              1020
Cemex SA                       COM              151290889      733    27650 SH       SOLE                    26930               500
Cendant Corp.                  COM              151313103     1035    53090 SH       SOLE                    51680               970
Chicos Fas Inc                 COM              168615102      721    24225 SH       SOLE                    23475               510
Children's Place Retail Stores COM              168905107      723    26960 SH       SOLE                    26300               460
Coach Inc                      COM              189754104     1134    29800 SH       SOLE                    29240               380
Concord EFS Inc.               COM              206197105      901    17320 SH       SOLE                    17320
Corinthian Colleges Inc        COM              218868107      920    19550 SH       SOLE                    19050               340
ESC Medical Systems Ltd        COM              M40868107      894    30976 SH       SOLE                    30296               480
Earthlink Inc.                 COM              270321102     1081    76669 SH       SOLE                    75245              1000
Electronic Arts, Inc.          COM              285512109      783    13531 SH       SOLE                    13101               290
Expedia Inc                    COM              302125109     1597    34270 SH       SOLE                    33580               470
Express Scripts Inc            COM              302182100      774    14060 SH       SOLE                    13660               280
FEI Company                    COM              30241L109     1150    28045 SH       SOLE                    27605               310
Fleming Companies Inc          COM              339130106      808    22620 SH       SOLE                    22620
Forest Laboratories, Inc.      COM              345838106      534     7520 SH       SOLE                     7520
Fox Entertainment Grp.         COM              35138T107      751    26900 SH       SOLE                    26240               460
FreeMarkets                    COM              356602102      758    37900 SH       SOLE                    37900
Genesis Microchip Inc.         COM              371933102     1196    33080 SH       SOLE                    32500               380
Genome Therapeutics Corp       COM              372430108      866    58360 SH       SOLE                    56820              1060
Genzyme Corp. General Division COM              372917104      887    14540 SH       SOLE                    14200               220
GoTo.com Inc.                  COM              38348T107     1025    52710 SH       SOLE                    51090               820
Harrahs Entertainment          COM              413619107      725    20540 SH       SOLE                    19890               450
Household International        COM              441815107      728    10920 SH       SOLE                    10920
ICOS Corp.                     COM              449295104      897    14010 SH       SOLE                    13700               210
IDEC Pharmaceuticals           COM              449370105      780    11530 SH       SOLE                    11260               190
Imclone Systems                COM              45245W109      841    15920 SH       SOLE                    15540               260
International Game Technology  COM              459902102      953    15190 SH       SOLE                    14740               310
Ivax Corporation               COM              465823102      942    24150 SH       SOLE                    23580               390
Jack Henry and Associates Inc  COM              426281101      944    30450 SH       SOLE                    29800               450
Jones Apparel Group            COM              480074103      633    14660 SH       SOLE                    14660
KLA Instruments                COM              482480100     1193    20400 SH       SOLE                    20030               250
Krispy Kreme Doughnuts Inc     COM              501014104      974    24350 SH       SOLE                    23790               400
LTX Corp.                      COM              502392103     1131    44260 SH       SOLE                    43300               760
Lehman Brothers Holdings Inc.  COM              524908100      698     8980 SH       SOLE                     8980
Lennar Corp                    COM              526057104      844    20230 SH       SOLE                    19770               320
Metro One Telecommunication In COM              59163F105     1538    23710 SH       SOLE                    23100               410
Microsemi Corp                 COM              595137100     1229    17305 SH       SOLE                    16945               250
NVIDIA Corporation             COM              67066G104     1015    10946 SH       SOLE                    10676               190
New York Community Bancorp Inc COM              649445103      745    19800 SH       SOLE                    19800
Novellus Systems Inc.          COM              670008101     1070    18850 SH       SOLE                    18560               170
Optimal Robotics               COM              68388R208      566    14900 SH       SOLE                    14400               340
Peoplesoft Inc.                COM              712713106     1386    28150 SH       SOLE                    27680               330
Peregrine Systems Inc.         COM              71366Q101      786    27120 SH       SOLE                    26390               530
Pharmaceutical Product Develop COM              717124101      796    26090 SH       SOLE                    25500               410
PixelWorks Inc                 COM              72581M107     1166    32620 SH       SOLE                    31900               520
Polymedica Corp                COM              731738100      595    14680 SH       SOLE                    14210               330
Protein Design Labs            COM              74369L103      835     9625 SH       SOLE                     9385               170
QLogic Corp.                   COM              747277101      811    12580 SH       SOLE                    12350               150
Quest Diagnostics Inc.         COM              74834L100      902    12050 SH       SOLE                    11790               180
Radian Group Inc               COM              750236101      662    16370 SH       SOLE                    16370
Retek Inc                      COM              76128Q109     1303    27170 SH       SOLE                    26540               430
SERENA Software Inc            COM              817492101     1228    33800 SH       SOLE                    33100               500
Simplex Solutions Inc          COM              828854109      553    23330 SH       SOLE                    22700               430
SonicWALL Inc.                 COM              835470105     1024    40610 SH       SOLE                    39700               610
THQ Inc                        COM              872443403     1532    25700 SH       SOLE                    25170               370
Take Two Interactive Software  COM              874054109      778    41950 SH       SOLE                    40940               690
Taro Pharmaceutical Industries COM              M8737E108     1268    14480 SH       SOLE                    14160               220
Transkaryotic Therapies Inc    COM              893735100      613    20800 SH       SOLE                    20200               420
Tyco International             COM              902124106      749    13740 SH       SOLE                    13410               230
USX US Steel Group             COM              90337T101      550    27300 SH       SOLE                    27300
Washington Mutual              COM              939322103      685    18240 SH       SOLE                    18240
Waste Management Inc.          COM              94106L109      788    25580 SH       SOLE                    24940               440
WebEx Inc                      COM              94767L109      365    13700 SH       SOLE                    13700
Westwood One Inc               COM              961815107      717    19470 SH       SOLE                    19470
Xoma Ltd                       COM              G9825R107      765    44850 SH       SOLE                    43700               790
eBay Inc.                      COM              278642103     1466    21410 SH       SOLE                    20950               320